Consolidated Balance Sheets - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Goodwill	€ 5,507,063,000	€ 5,209,230,000
Other intangible assets	1,433,534,000	1,385,537,000
Rights of use	703,858,000
Property, plant and equipment	2,159,545,000	1,951,983,000
Investments in equity-accounted investees	114,473,000	226,905,000
Non-current financial assets
Non-current financial assets measured at fair value	7,000	7,000
Non-current financial assets at amortised cost	138,923,000	107,594,000
Total non-current financial assets	138,930,000	107,601,000
Deferred tax assets	123,024,000	112,539,000
Total non-current assets	10,180,427,000	8,993,795,000
Current assets
Inventories	2,342,590,000	1,949,360,000
Trade and other receivables
Trade receivables	369,797,000	269,167,000
Other receivables	82,509,000	92,418,000
Current income tax assets	38,269,000	42,205,000
Total trade and other receivables	490,575,000	403,790,000
Other current financial assets
Current financial assets measured at fair value	1,716,738,000	19,934,000
Current financial assets at amortized cost	12,188,000	34,031,000
Total current financial assets	1,728,926,000	53,965,000
Other current assets	58,111,000	42,344,000
Cash and cash equivalents	741,982,000	1,033,792,000
Total current assets	5,362,184,000	3,483,251,000
Total assets	15,542,611,000	12,477,046,000
Equity and liabilities
Share capital	119,603,705	119,603,705
Share premium	910,728,000	910,728,000
Reserves	3,009,599,000	2,441,931,000
Treasury stock	(49,584,000)	(55,441,000)
Interim dividend	(136,828,000)	(136,747,000)
Profit for the year attributable to the Parent	625,146,000	596,642,000
Total equity	4,478,665,000	3,876,717,000
Other comprehensive Income	(903,000)	(554,000)
Translation differences	344,357,000	349,391,000
Other comprehensive expenses	343,454,000	348,837,000
Equity attributable to the Parent	4,822,119,000	4,225,554,000
Non-controlling interests	2,023,649,000	471,050,000
Total equity	6,845,768,000	4,696,604,000
Non-current liabilities
Grants	11,377,000	11,845,000
Provisions	8,030,000	6,114,000
Non-current financial liabilities	6,846,068,000	6,099,463,000
Other non-current liabilities	983,000	1,301,000
Deferred tax liabilities	463,827,000	404,398,000
Total non-current liabilities	7,330,285,000	6,523,121,000
Current liabilities
Provisions	53,109,000	80,055,000
Current financial liabilities	361,312,000	277,382,000
Current debts with related companies	1,258,000	7,079,000
Trade and other payables
Suppliers	581,882,000	561,883,000
Other payables	165,632,000	159,816,000
Current income tax liabilities	5,966,000	1,917,000
Total trade and other payables	753,480,000	723,616,000
Other current liabilities	197,399,000	169,189,000
Total current liabilities	1,366,558,000	1,257,321,000
Total liabilities	8,696,843,000	7,780,442,000
Total equity and liabilities	€ 15,542,611,000	€ 12,477,046,000